Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 14,606
Other comprehensive income (loss) before reclassifications	(8,981)
Amounts reclassified from accumulated other comprehensive income	(3,786)
Net current-period other comprehensive loss	(12,767)
Ending balance	1,839
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	13,473
Other comprehensive income (loss) before reclassifications	(9,685)
Amounts reclassified from accumulated other comprehensive income	(2,011)	[1]
Net current-period other comprehensive loss	(11,696)
Ending balance	1,777
Accumulated Net Gain (Loss) from Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,133
Other comprehensive income (loss) before reclassifications	704
Amounts reclassified from accumulated other comprehensive income	(1,775)	[2]
Net current-period other comprehensive loss	(1,071)
Ending balance	$ 62

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2013 for realized gains on marketable securities of $2,011 are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2013 for realized gains on cash flow hedges of $1,775 are included in operating expenses, out of which $1,181 is included within research and development.